Prepaids and Other, Net - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item
Property, Plant and Equipment [Line Items]
Write-off of deposit - Note 5 | $			$ 916
Impairment on equipment not in use - Notes 5 and 8 | $	$ 1,300	$ 5,300	$ 1,777	$ 5,331
Royalty payment, percentage of net profit	4.00%		4.00%
Ball Mills
Property, Plant and Equipment [Line Items]
Equipment not in use				3
SAG Mill
Property, Plant and Equipment [Line Items]
Equipment not in use				1
Regrind Mill
Property, Plant and Equipment [Line Items]
Equipment not in use				1